Financial Instruments and Risk Management - Company's Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable Securities	$ 15,026
Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	648	11
Liabilities -
Derivative Fair Value of Derivative Liability		575
Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,690	14
Liabilities -
Derivative Fair Value of Derivative Liability	573	315
Level 1 [Member]
Assets:
Marketable Securities	15,026
Level 1 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 2 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	648	11
Liabilities -
Derivative Fair Value of Derivative Liability		575
Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,690	14
Liabilities -
Derivative Fair Value of Derivative Liability	573	315
Level 3 [Member]
Assets:
Marketable Securities
Level 3 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability